Installment Loans (Tables)	12 Months Ended
Mar. 31, 2012
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2011 and 2012 is as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Borrowers in Japan:
Consumer—
Housing loans	¥823,974	¥864,764	$10,522
Other	14,317	13,826	168

	838,291	878,590	10,690

Corporate—
Real estate companies	345,078	297,562	3,620
Non-recourse loans	303,640	226,887	2,761
Commercial, industrial and other companies	513,853	503,454	6,125

	1,162,571	1,027,903	12,506

Overseas:
Non-recourse loans	648,933	549,326	6,684
Other	222,034	216,520	2,634

	870,967	765,846	9,318
Purchased loans*	111,335	97,559	1,187

	¥2,983,164	¥2,769,898	$33,701

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2012, the contractual maturities of installment loans except purchased loans for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥844,162	$10,271
2014	435,229	5,295
2015	282,690	3,439
2016	214,919	2,615
2017	124,199	1,511
Thereafter	771,140	9,383

Total	¥2,672,339	$32,514

Purchased loans
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥9,520	¥12,421	¥17,455	$212
Provision charged to income	3,481	5,261	3,188	39
Charge-offs	(609)	(230)	(793)	(10)
Other*	29	3	(25)	(0)

Ending balance	¥12,421	¥17,455	¥19,825	$241

*	Other includes foreign currency translation adjustments.

Direct Financing Leases and Probable Loan Losses
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥158,544	¥157,523	¥154,150	$1,875
Effect of the application of the new accounting standards*1	0	32,181	0	0
Beginning balance after the application of the new accounting standards	¥158,544	¥189,704	¥154,150	$1,875
Provision charged to income	71,525	31,103	19,215	234
Charge-offs	(60,412)	(61,829)	(38,610)	(470)
Recoveries	2,615	175	2,351	29
Other*2	(14,749)	(5,003)	(518)	(6)

Ending balance	¥157,523	¥154,150	¥136,588	$1,662

*1	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.